Employee Benefit Plans (Assumptions Used in Accounting for Defined Benefit Pension and Other Post-retirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Benefit obligation - December 31:
Discount rate - past service	2.49%	3.17%
Discount rate - future service	2.64%	3.21%
Rate of compensation increase	2.89%	3.32%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Benefit cost for year ended December 31:
Discount rate - past service	3.17%	4.05%
Discount rate - future service	3.21%	4.05%
Expected long-term return on plan assets	6.29%	6.50%
Rate of compensation increase	3.34%	3.30%
Health care trend - initial (next year)	0.00%	0.00%
Health care trend - ultimate	0.00%	0.00%
Non-pension Benefit Plans
Benefit obligation - December 31:
Discount rate - past service	2.48%	3.27%
Discount rate - future service	2.51%	3.28%
Rate of compensation increase	3.04%	3.70%
Health care trend - initial (next year)	5.64%	6.15%
Health care trend - ultimate	4.35%	4.38%
Health care trend - year ultimate reached	2038	2038
Benefit cost for year ended December 31:
Discount rate - past service	3.28%	4.30%
Discount rate - future service	3.28%	4.30%
Expected long-term return on plan assets	3.25%	2.81%
Rate of compensation increase	3.70%	3.67%
Health care trend - initial (next year)	5.91%	6.39%
Health care trend - ultimate	4.37%	4.45%
Health care trend - year ultimate reached	2038	2035